Lease Obligations (Future Minimum Rental Commitments For All Long-Term Non-Cancelable Operating Leases) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 33.6
2018	27.3
2019	20.1
2020	16.2
2021	12.2
Thereafter	23.4
Total	$ 132.8